Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

15.    Subsequent Events

At-The-Market (“ATM”) Offering

Subsequent to December 31, 2023, the Company issued and sold an additional 8.1 million shares of its Class A common stock for a total of 9.1 million shares issued and sold from its ATM pursuant to its October 2023 Shelf. The additional shares issued and sold resulted in $10.7 million of proceeds, net of commissions and offering costs, for a total of $14.0 million in proceeds, net of commissions and offering costs from the ATM.

Lynx Corporation Preferred Share Conversion

On January 29, 2024, the Company registered 1,000,000 shares of Class A common stock, par value $0.0001, pursuant to the terms of its Share Exchange Agreement with Lynx, under which Nxu sold to Lynx 1,000 shares of Series A convertible preferred stock, par value $0.0001, which are convertible into shares of Class A common stock. The Company did not sell any shares of its Class A common stock and received no proceeds from the offering.

On February 8, 2024, Lynx converted all the Series A Convertible Preferred Stock into 1.0 million shares of Class A common stock.

Stock-based Compensation Modification

On February 23, 2024 (the “Exchange Date”), the Compensation Committee of the Board of Directors authorized a mandatory Exchange Program (the “RSU Exchange Program”) to provide for the cancellation and exchange of $0.4 million of stock-based compensation related to unvested RSUs (“Exchanged RSUs”), previously recorded as liabilities within the consolidated balance sheets, for an option to purchase shares of Class A common stock of the Company (“Exchange Option”), which are expected to be classified as equity awards within the consolidated balance sheets. The Exchange Options have an equal value to the Exchanged RSUs at the Exchange Date.

Notice of Compliance from NASDAQ

On February 13, 2024, the Nasdaq Stock Market (“Nasdaq”) confirmed that the Company has sufficiently demonstrated compliance with the bid price requirement in Nasdaq Listing Rule 5550(a)(2) (“Bid Price Rule”) and regained compliance with the equity requirement in Nasdaq Listing Rule 5550(b)(1) (“Equity Rule”) pursuant to the Nasdaq Hearing Panel (“Panel”) decision dated December 18, 2023.

On February 14, 2024, the Nasdaq withdrew its January 9, 2024 letter that cited the Company’s apparent lack of a 2023 annual shareholder meeting, as required by Nasdaq Listing Rule 5815 (d)(4)(C) (“Annual Meeting Rule”), as an additional basis for delisting the Company’s securities from Nasdaq. Upon further review of the Company’s shareholder meeting held May 9, 2023, Nasdaq confirmed that the Company did in fact meet the requirements of the Annual Meeting Rule as of December 31, 2023. As a result, Nasdaq withdrew its January delisting letter and closed the matter. Nxu has fully regained compliance with all of Nasdaq’s continued listing requirements and has been removed from Nasdaq’s list of noncompliant companies.